Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 22, 2012
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001533490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2012